Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of movements in other provisions

2021
US $’000
Balance at the beginning of the year	21,420
Provisions added during the year	13,711
Provisions utilized during the year	(3,361)
Provisions reversed during the year	(3,437)
Balance at the end of the year	28,333